Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
NET (LOSS) INCOME	$ (1,103)	$ 26,712	$ (333,407)
Cash flow hedge adjustment, net of tax	1,064	(4,309)	(3,127)
COMPREHENSIVE NET (LOSS) INCOME	(39)	22,403	(336,534)
Comprehensive net income attributable to noncontrolling interests	(185)	(347)	(3,890)
Comprehensive net (loss) income attributable to La Quinta Holdings’ Stockholders	$ (224)	$ 22,056	$ (340,424)